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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

John Swhear, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 9.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$1,150,000	$1,442,845
U.S. Treasury Bonds	2.375%	08/15/24	650,000	664,828
U.S. Treasury Notes	2.250%	11/15/24	500,000	506,386
U.S. Treasury Notes	2.250%	11/15/25	690,000	695,499
U.S. Treasury Notes	1.625%	02/15/26	650,000	622,223
U.S. Treasury Bonds	5.250%	02/15/29	1,400,000	1,823,063
Total U.S. Treasury Obligations (Cost $5,743,857)				$5,754,844

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$272,149

Federal Home Loan Bank - 2.1%
Federal Home Loan Bank	2.625%	03/11/22	300,000	309,447
Federal Home Loan Bank	2.125%	03/10/23	350,000	352,292
Federal Home Loan Bank	3.250%	03/08/24	600,000	640,112
				1,301,851
Tennessee Valley Authority - 1.2%
Tennessee Valley Authority	7.125%	05/01/30	500,000	730,599

Total U.S. Government Agency Obligations (Cost $2,244,764)				$2,304,599

MORTGAGE-BACKED SECURITIES - 37.8%	Coupon	Maturity	Par Value	Value
Commercial - 31.9%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	$144,335	$146,879
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.773%	11/25/50	58,187	58,268
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	1.623%	02/25/45	149,898	149,641
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	3.621%	02/25/34	322,437	310,349
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.133%	03/20/35	138,944	140,259
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	13,018	12,970

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.9% (Continued)
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.310%	01/25/34	$568,665	$571,266
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.703%	11/25/34	191,316	188,092
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	34,885	35,601
Citigroup Mortgage Loan Trust, Inc., Series 2009-6-6A1 (a)	1.231%	07/25/36	13,040	13,223
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	1.331%	05/25/37	24,654	24,861
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	2.223%	11/25/34	532,448	531,608
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	352,331	364,958
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	3.159%	12/19/33	186,358	189,604
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	3.856%	05/26/37	7,994	8,015
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	3.330%	11/25/32	325,065	318,928
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	103,798	107,034
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	159,146	157,517
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.923%	11/25/34	281,499	278,781
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	1.373%	01/25/45	99,816	99,416
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.683%	12/25/34	249,411	250,237
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	3.143%	05/19/33	190,417	187,942
Impac CMB Trust, Series 2004-10-4A2 (a)	1.963%	03/25/35	312,820	295,509
Impac CMB Trust, Series 2005-4-2A1 (a)	1.623%	05/25/35	503,671	486,254
Impac CMB Trust, Series 2007-A-A (a)	1.273%	05/25/37	820,848	784,193
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.892%	08/25/33	93,016	95,295
Impac Secured Assets Corporation, Series 2006-1-2A1 (a)	1.373%	05/25/36	624,781	593,264

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.9% (Continued)
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	1.543%	01/25/36	$418,707	$403,791
JPMorgan Mortgage Trust, Series 2003-A1 (a)	2.957%	10/25/33	420,741	412,907
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	2.912%	02/25/34	448,564	443,512
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.951%	06/25/34	350,620	346,406
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	3.075%	12/25/34	183,866	187,603
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.413%	07/25/43	268,434	270,227
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.499%	05/25/47	550,000	559,539
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	3.427%	06/26/45	600,000	596,734
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (a)	1.583%	10/25/34	541,147	504,709
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.634%	09/25/33	341,390	339,170
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	254,594	258,994
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.641%	05/25/34	369,969	366,912
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	3.291%	12/25/34	677,974	689,782
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	1.293%	11/25/35	426	426
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	197,997	206,182
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.596%	08/25/35	405,524	418,286
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	341,738	347,926
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.125%	06/16/49	48,973	48,883
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1	3.750%	12/25/32	173,108	171,993
Sequoia Mortgage Trust, Series 2003-8-A1 (a)	1.632%	01/20/34	365,187	349,598
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	1.552%	07/20/34	483,578	456,065

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.9% (Continued)
Sequoia Mortgage Trust, Series 2012-3-A2	3.000%	07/25/42	$228,036	$228,277
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	194,537	194,134
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.385%	02/25/34	398,947	401,122
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.983%	08/25/33	303,752	302,854
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	1.703%	02/19/35	559,885	523,783
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	1.703%	01/19/34	92,025	89,121
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	1.703%	12/19/34	360,325	366,111
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.432%	01/25/32	65,654	63,492
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.432%	01/26/32	55,535	52,734
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	3.158%	03/25/33	303,186	301,768
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.882%	09/25/33	454,763	453,453
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	118,210	119,377
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	128,686	135,796
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.677%	08/25/33	207,497	208,669
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.680%	08/25/33	779,614	794,351
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.841%	02/27/34	230,634	227,417
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	828,440	855,558
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	2.895%	06/25/33	7,551	7,589
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	2.968%	10/25/33	352,469	355,841
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.901%	11/25/33	301,533	304,828
				19,765,884

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.3%
FHLMC, Series 2999-ND	4.500%	07/15/20	$34,085	$34,654
FHLMC, Series 2515-UP	5.500%	10/15/22	89,476	94,810
FHLMC, Series 2690-TV	4.500%	11/15/25	50,632	50,972
FHLMC, Series 3827-HA	3.500%	11/15/25	202,889	213,497
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	500,919
FHLMC, Series 2569-LD	5.500%	02/15/33	127,121	141,947
FHLMC, Series 3793-UA	4.000%	06/15/33	114,091	121,666
FHLMC, Series 2785-GD	4.500%	10/15/33	4,889	4,914
FHLMC, Series 3017-MK	5.000%	12/15/34	6,758	6,931
FHLMC, Series 4011-NP	3.000%	07/15/39	82,617	82,955
FHLMC, Series 3843-JA	4.000%	04/15/40	111,550	118,192
FHLMC, Series 4017-MA	3.000%	03/15/41	108,586	110,547
FHLMC, Series 4077-AP	4.000%	01/15/42	264,109	277,300
FHLMC, Series 4183-PA	3.500%	01/15/43	272,064	283,859
				2,043,163
Federal National Mortgage Association - 1.9%
FNMA, Series 2003-89-LC	4.500%	09/25/18	12,471	12,630
FNMA, Series 2003-83-PG	5.000%	06/25/23	14,360	14,642
FNMA, Series 2015-M11-A1	2.097%	04/25/25	374,317	374,928
FNMA, Series 2005-80-BA	5.000%	04/25/29	79,709	86,437
FNMA, Series 2009-96-DB	4.000%	11/25/29	415,588	442,120
FNMA, Pool #MA0584	4.500%	10/01/40	65,419	69,135
FNMA, Series 2014-80-KA	2.000%	03/25/44	199,686	195,545
FNMA, Series 2011-100-QM	4.000%	10/25/50	14,287	14,356
				1,209,793
Government National Mortgage Association - 0.5%
GNMA, Series 2009-104-KA	4.500%	08/16/39	226,121	239,336
GNMA, Series 2011-159-EA	4.000%	10/20/40	4,507	4,540
GNMA, Series 2011-138-PX	4.000%	06/20/41	68,349	71,464
				315,340
Small Business Administration - 0.2%
SBA, Series 2009-20A-1	5.720%	01/01/29	137,507	151,875

Total Mortgage-Backed Securities (Cost $23,338,148)				$23,486,055

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.4%	Coupon	Maturity	Par Value	Value
California State Housing Finance Agency	3.650%	08/01/25	$650,000	$671,625
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	380,300
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	400,000	405,432
Total Municipal Bonds (Cost $1,411,023)				$1,457,357

ASSET-BACKED SECURITIES - 2.4%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A21	3.262%	02/20/19	$635,375	$639,409
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	3.484%	10/25/45	814,688	820,301
Total Asset-Backed Securities (Cost $1,444,577)				$1,459,710

CORPORATE BONDS - 42.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.1%
AutoNation, Inc.	5.500%	02/01/20	$550,000	$592,617
Ebay, Inc.	3.600%	06/05/27	550,000	549,591
International Game Technology	5.500%	06/15/20	368,000	386,400
QVC, Inc.	5.125%	07/02/22	350,000	370,839
				1,899,447
Consumer Staples - 2.8%
Anheuser-Busch InBev S.A./N.V.	3.300%	02/01/23	550,000	566,831
CVS Health Corporation	3.500%	07/20/22	600,000	625,153
Kroger Company (The)	4.000%	02/01/24	500,000	529,002
				1,720,986
Energy - 1.1%
El Paso, LLC	6.500%	09/15/20	143,000	159,968
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	522,695
				682,663
Financials - 14.5%
Air Lease Corporation	4.250%	09/15/24	570,000	601,142
Aircastle Ltd.	7.625%	04/15/20	250,000	283,125
Ally Financial, Inc.	5.750%	11/20/25	300,000	311,625
Ares Capital Corporation	3.625%	01/19/22	700,000	704,619
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	610,000	652,003
Bank of America Corporation	4.250%	10/22/26	650,000	672,432
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	510,000	511,440
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	625,666
Fidelity National Information Services, Inc.	3.000%	08/15/26	650,000	630,573

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.5% (Continued)
Icahn Enterprises, L.P.	5.875%	02/01/22	$380,000	$389,025
International Lease Finance Corporation	4.625%	04/15/21	475,000	506,709
JPMorgan Chase & Company	3.125%	01/23/25	650,000	649,406
Morgan Stanley	4.100%	05/22/23	520,000	544,957
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	631,219
SVB Financial Group	3.500%	01/29/25	625,000	616,899
Wells Fargo & Company	4.300%	07/22/27	650,000	689,105
				9,019,945
Health Care - 2.0%
Actavis Funding SCS	3.450%	03/15/22	625,000	648,114
HCA, Inc.	5.250%	06/15/26	555,000	602,897
				1,251,011
Industrials - 3.2%
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	690,900	720,263
American Airlines Group Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	484,181	506,575
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	205,131	215,900
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	155,649	165,961
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	82,423	90,562
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	256,132	271,500
				1,970,761
Information Technology - 4.9%
Activison Blizzard, Inc., 144A	3.400%	09/15/26	655,000	660,961
Baidu, Inc.	3.000%	06/30/20	560,000	566,660
Broadcom Corporation	3.625%	01/15/24	545,000	555,072
CA, Inc.	4.500%	08/15/23	673,000	721,480
Tencent Holdings Ltd., 144A	3.800%	02/11/25	550,000	573,220
				3,077,393
Materials - 1.0%
Westlake Chemical Corporation	3.600%	07/15/22	584,000	597,946

Real Estate - 3.5%
American Campus Communities, Inc.	3.350%	10/01/20	635,000	654,363
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	618,886
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	500,000	508,906
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	403,499
				2,185,654

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 5.9%
American Tower Trust I, 144A	3.070%	03/15/23	$500,000	$505,063
AT&T, Inc.	4.250%	03/01/27	675,000	694,412
CBS Corporation	2.900%	01/15/27	625,000	590,353
Charter Communications Operating, LLC	4.464%	07/23/22	470,000	504,338
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	736,056
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	650,000	658,729
				3,688,951

Total Corporate Bonds (Cost $25,478,118)				$26,094,757

MONEY MARKET FUNDS - 2.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (c) (Cost $1,750,745)	1,750,745	$1,750,745

Total Investments at Value - 100.4% (Cost $61,411,232)		$62,308,067

Liabilities in Excess of Other Assets - (0.4%)		(247,819)

Net Assets - 100.0%		$62,060,248

144A -
This is a restricted security that is eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933. The total value of such securities is $9,062,329 at May 31, 2017, representing 14.6% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2017.
(b)	Step Coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 3.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	1.250%	04/30/19	$2,500,000	$2,498,535
U.S. Treasury Bonds	1.500%	05/15/20	2,000,000	2,003,984
Total U.S. Treasury Obligations (Cost $4,503,660)				$4,502,519

MORTGAGE-BACKED SECURITIES - 43.5%	Coupon	Maturity	Par Value	Value
Commercial - 25.8%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (a)	2.223%	10/25/34	$316,810	$314,784
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.863%	07/25/33	234,621	202,648
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.773%	11/25/50	46,549	46,614
Adjustable Rate Mortgage Trust, Series 2005-3-8A32 (a)	1.343%	07/25/35	432,202	424,342
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	1.263%	07/25/35	343,676	340,145
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.749%	12/25/35	112,367	115,689
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	354,003	357,930
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	3.427%	06/25/45	109,510	109,254
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.133%	03/20/35	582,491	588,005
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/25/34	246,514	250,437
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	4,339	4,323
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.703%	11/25/34	35,872	35,267
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	15,698	16,021
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (a)	3.195%	05/25/34	455,620	460,947
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (a)	2.689%	09/25/35	525,462	540,594
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	1.331%	05/25/37	16,436	16,574
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	2.223%	11/25/34	543,630	542,772

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 25.8% (Continued)
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/25/18	$50,715	$40,458
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/25/19	171,264	173,420
Countrywide Home Loans, Inc., Series 2004-6-2A5 (a)	1.803%	11/25/34	654,943	649,111
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	3.856%	05/26/37	53,261	53,401
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4 (a)	5.695%	09/15/40	148,900	149,014
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	357,096	361,224
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.458%	03/25/34	1,048,506	1,064,972
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.123%	09/25/34	814,269	809,203
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	1.293%	07/25/35	52,301	51,550
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	781,539	791,726
Equity One ABS, Inc., Series 2002-4-AVI (a)	1.603%	02/25/33	305,916	305,614
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1 (a)	2.988%	09/25/33	711,243	721,979
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	63,659	63,007
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.923%	11/25/34	132,858	131,575
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (a)	1.373%	01/25/45	269,497	268,417
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.869%	10/25/33	153,338	155,070
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1	5.500%	09/25/34	110,253	111,691
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	1.523%	06/25/35	183,761	175,750
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.683%	12/25/34	544,170	545,972
GSR Mortgage Loan Trust, Series 2004-6F-4A1	5.000%	03/25/19	40,713	40,944
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	623,070	641,843
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.154%	09/25/35	157,760	163,061

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 25.8% (Continued)
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	1.563%	06/19/34	$135,508	$126,998
Impac CMB Trust, Series 2005-4-2A1 (a)	1.623%	05/25/35	342,633	330,785
Impac CMB Trust, Series 2007-A-A (a)	1.273%	05/25/37	431,096	411,846
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.862%	08/26/46	21,499	21,608
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	1.543%	01/25/36	720,326	694,665
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.951%	10/25/33	213,402	211,128
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.499%	05/25/47	1,000,000	1,024,375
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	3.427%	06/26/45	1,000,000	994,557
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	3.110%	04/21/34	518,990	533,492
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	3.038%	07/25/34	699,259	709,714
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.461%	09/25/32	893,366	968,689
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	723,881	750,644
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/25/19	240,504	245,035
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	200,143	202,923
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	1,082,581	1,096,383
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	1.383%	11/25/35	102,891	102,166
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	1.703%	04/25/28	143,360	138,778
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.923%	04/25/34	68,215	67,661
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	1.293%	11/25/35	426	427
Mortgage IT Trust, Series 2004-2-M1 (a)	1.848%	12/25/34	431,865	395,932
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	1,108,783	1,154,618

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 25.8% (Continued)
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.596%	08/25/35	$888,097	$916,045
Option One Mortgage Loan Trust, Series 2005-1-A1A (a)	1.523%	02/25/35	653,419	652,219
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A	3.450%	03/10/27	41,909	42,212
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.980%	08/25/33	504,111	504,760
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.405%	05/25/35	312,056	303,254
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.125%	06/16/49	36,730	36,662
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	3.715%	12/26/35	208,941	209,667
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/25/34	2,630	2,641
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	1.413%	12/25/35	6,028	6,023
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	25,946	26,493
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/25/32	202,261	200,958
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	570,158	585,997
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	180,965	180,590
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	2.323%	11/25/33	76,213	76,135
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.313%	09/25/34	227,151	225,893
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.983%	08/25/33	455,629	454,281
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	1.723%	08/25/33	164,532	163,577
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (a)	1.603%	07/19/34	535,244	514,166
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	216,810	218,951
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	3.938%	11/25/33	464,006	461,239
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	1.983%	08/25/34	174,975	173,390
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	1.453%	03/25/37	114,008	112,752

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 25.8% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.677%	08/25/33	$247,343	$248,740
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.680%	08/25/33	342,796	349,276
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.841%	02/27/34	65,896	64,976
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1 (a)	5.250%	03/25/18	51,371	51,484
Wells Fargo Mortgage Loan Trust, 144A, Series 2010-RR1-1 (a)	2.994%	02/27/37	464,342	467,855
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	108,289	109,924
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.901%	11/25/33	452,300	457,242
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	2.897%	01/25/34	468,115	478,534
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.097%	07/25/34	1,419,399	1,446,824
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.097%	07/25/34	58,900	60,038
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	3.091%	06/25/35	441,256	451,072
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	3.168%	04/25/36	372,810	369,512
				32,641,154
Federal Home Loan Mortgage Corporation - 6.0%
FHLMC, Series 3861-A	4.500%	01/15/29	13,311	13,390
FHLMC, Series 2580-PY	4.000%	03/15/33	249,720	259,756
FHLMC, Series 4529-HA	3.000%	07/15/36	784,322	788,470
FHLMC, Series 3747-HK	2.500%	07/15/37	2,836,298	2,853,881
FHLMC, Series 3837-JA	4.000%	05/15/38	4,759	4,866
FHLMC, Series 3687-CB	2.500%	11/15/38	379,488	384,423
FHLMC, Series 4532-YA	3.500%	10/15/41	695,903	721,984
FHLMC, Series 4417-HD	2.250%	11/15/41	787,643	790,596
FHLMC, Series 4312-GA	2.500%	12/15/41	479,862	479,213
FHLMC, Series 4526-PJ	3.000%	01/15/42	1,327,768	1,346,259
				7,642,838
Federal National Mortgage Association - 8.5%
FNMA, Series 2011-102-VA	3.500%	01/25/23	765,144	782,896
FNMA, Series 2003-48-TC	5.000%	06/25/23	147,801	155,531
FNMA, Series 2011-59-NV	5.500%	02/25/24	278,418	280,334
FNMA, Series 2005-80-BA	5.000%	04/25/29	278,983	302,530
FNMA, Series 2004-9-DH	4.000%	06/25/33	54,832	55,761

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 8.5% (Continued)
FNMA, Series 2005-109-PC	6.000%	12/25/35	$320,950	$355,709
FNMA, Series 2008-17-PA	4.500%	10/25/37	498,814	528,748
FNMA, Series 2008-49-PA	5.000%	04/25/38	429,374	462,733
FNMA, Series 2010-152-DA	3.000%	05/25/39	261,167	266,347
FNMA, Series 2011-15-W (a)	3.498%	06/25/39	406,106	420,345
FNMA, Series 2009-94-DA	4.500%	10/25/39	1,062,401	1,137,358
FNMA, Series 2010-135-EA	3.000%	01/25/40	788,849	804,960
FNMA, Series 2010-109-N	3.000%	10/25/40	703,497	721,766
FNMA, Series 2012-102-PA	4.500%	03/25/41	307,316	323,004
FNMA, Series 2013-9-CB	5.500%	04/25/42	663,161	737,297
FNMA, Series 2015-55-QA	3.500%	10/25/42	929,126	962,426
FNMA, Series 2012-136-PD	2.500%	11/25/42	472,151	478,945
FNMA, Series 2014-80-KA	2.000%	03/25/44	469,848	460,106
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,604,567	1,568,249
				10,805,045
Government National Mortgage Association - 3.1%
GNMA, Pool #GN615735	5.000%	07/15/23	238,501	264,794
GNMA, Series 2011-82-EH	2.000%	09/20/38	458,037	458,628
GNMA, Series 2010-10-NH	4.000%	12/20/38	209,943	218,052
GNMA, Series 2010-115-HW	3.500%	05/20/39	194,520	198,991
GNMA, Series 2012-10-LD	3.000%	07/20/40	533,938	553,014
GNMA, Series 2011-159-EA	4.000%	10/20/40	11,269	11,349
GNMA, Series 2015-18-PA	3.000%	04/20/43	1,118,816	1,157,963
GNMA, Series 2014-184-ED	3.000%	12/20/43	1,023,643	1,034,473
				3,897,264
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	93,069	98,269

Total Mortgage-Backed Securities (Cost $55,000,110)				$55,084,570

MUNICIPAL BONDS - 2.3%	Coupon	Maturity	Par Value	Value
City of Las Vegas, Nevada, Revenue	7.750%	09/01/29	$1,230,000	$1,399,543
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	995,000	1,008,512
San Francisco City & County Redevelopment Agency, Revenue	2.193%	08/01/19	495,000	496,644
Total Municipal Bonds (Cost $2,889,733)				$2,904,699

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 1.7%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A21	3.262%	02/20/19	$953,063	$959,115
Domino's Pizza Master Issuer, LLC, 144A, Series 2012-1A-A2	5.216%	01/25/42	1,141,427	1,151,037
Total Asset-Backed Securities (Cost $2,130,764)				$2,110,152

CORPORATE BONDS - 45.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.7%
AutoNation, Inc.	6.750%	04/15/18	$1,000,000	$1,042,336
Choice Hotel International, Inc.	5.700%	08/28/20	780,000	850,200
D.R. Horton, Inc.	4.000%	02/15/20	1,000,000	1,041,988
Expedia, Inc.	7.456%	08/15/18	600,000	639,084
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	1,000,000	1,099,226
International Game Technology	5.500%	06/15/20	500,000	525,000
QVC, Inc.	3.125%	04/01/19	741,000	750,297
				5,948,131
Energy - 3.7%
Columbia Pipeline Group, Inc.	2.450%	06/01/18	840,000	843,871
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	901,084
EQT Corporation	8.125%	06/01/19	1,003,000	1,114,346
Kinder Morgan, Inc.	7.250%	06/01/18	1,000,000	1,052,075
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	741,760
				4,653,136
Financials - 17.5%
Air Lease Corporation	2.125%	01/15/20	845,000	844,671
Aircastle Ltd.	7.625%	04/15/20	500,000	566,250
Ally Financial, Inc.	4.125%	03/30/20	655,000	676,995
Ameriprise Financial, Inc.	7.300%	06/28/19	760,000	840,959
Ares Capital Corporation	4.875%	11/30/18	1,000,000	1,033,444
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	910,000	1,002,952
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	1,113,000	1,131,360
Bank of America Corporation	5.650%	05/01/18	475,000	491,406
Bank of America Corporation	2.151%	11/09/20	500,000	498,807
Bank One Corporation (b)	8.530%	03/01/19	450,000	496,777
Citigroup, Inc.	2.650%	10/26/20	1,000,000	1,009,831
Citizens Bank, N.A.	2.500%	03/14/19	500,000	504,303
CNA Financial Corporation	6.950%	01/15/18	661,000	681,584
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	550,000	574,866
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,000,000	1,045,170
First Horizon National Corporation	3.500%	12/15/20	720,000	740,125
First Tennessee Bank, N.A.	2.950%	12/01/19	300,000	303,820
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	1,010,280
Icahn Enterprises, L.P.	6.000%	08/01/20	790,000	810,738
International Lease Finance Corporation	6.250%	05/15/19	750,000	806,377

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.5% (Continued)
JPMorgan Chase & Company	6.300%	04/23/19	$500,000	$539,455
Morgan Stanley	2.800%	06/16/20	1,000,000	1,017,175
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	600,000	660,812
Raymond James Financial, Inc.	8.600%	08/15/19	975,000	1,109,171
Standard Chartered plc, 144A	2.100%	08/19/19	1,000,000	996,545
Synchrony Financial	2.600%	01/15/19	1,000,000	1,006,604
TIAA-CREF Asset Management Finance Company, LLC, 144A	2.950%	11/01/19	765,000	777,603
Wells Fargo & Company	2.150%	01/30/20	1,000,000	1,003,632
				22,181,712
Health Care - 3.3%
Actavis Funding SCS	2.450%	06/15/19	830,000	836,578
Fresenius Medical Care AG & Company, 144A	5.625%	07/31/19	535,000	571,112
HCA, Inc.	4.250%	10/15/19	500,000	520,600
Humana, Inc.	7.200%	06/15/18	718,000	755,787
McLaren Health Care Corporation	1.964%	05/15/18	600,000	599,342
Mylan N.V.	2.500%	06/07/19	880,000	885,378
				4,168,797
Industrials - 2.7%
Air Canada, 144A	5.000%	09/15/20	425,000	432,438
America West Airlines, Inc., Series 1999-1G	7.930%	07/02/20	20,310	21,325
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	26,086	29,347
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	306,383	314,809
American Airlines Group Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	968,363	1,013,149
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	9,647	9,767
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	15,731	16,046
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	72,481	80,092
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	32,203	34,337
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	136,843	146,764
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	272,187	299,065
Delta Air Lines, Inc.	2.875%	03/13/20	410,000	415,803

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 2.7% (Continued)
Domtar Corporation	10.750%	06/01/17	$95,000	$95,000
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	479,001	511,334
				3,419,276
Information Technology - 5.4%
Autodesk, Inc	3.125%	06/15/20	1,025,000	1,047,749
Baidu, Inc.	3.000%	06/30/20	765,000	774,098
Broadcom Corporation, 144A	2.375%	01/15/20	1,000,000	1,001,978
CA, Inc.	5.375%	12/01/19	1,014,000	1,090,568
Dell, Inc., 144A	3.480%	06/01/19	870,000	890,731
Juniper Networks, Inc.	3.125%	02/26/19	1,015,000	1,033,563
Tencent Holdings Ltd., 144A	2.875%	02/11/20	975,000	990,659
				6,829,346
Materials - 1.6%
Cytec Industries, Inc.	8.950%	07/01/17	157,000	157,638
E.I. du Pont de Nemours and Company	2.200%	05/01/20	400,000	401,610
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	888,165
LyondellBasell Industries N.V.	5.000%	04/15/19	502,000	526,172
				1,973,585
Real Estate - 1.0%
Digital Realty Trust, L.P.	5.875%	02/01/20	937,000	1,020,736
National Retail Properties, Inc.	6.875%	10/15/17	293,000	298,434
				1,319,170
Telecommunication Services - 5.7%
American Tower Corporation	3.400%	02/15/19	525,000	537,289
American Tower Corporation	2.800%	06/01/20	535,000	543,709
AT&T, Inc.	5.200%	03/15/20	1,025,000	1,106,279
CBS Corporation	5.750%	04/15/20	1,010,000	1,108,797
Cox Communications, Inc., 144A	6.250%	06/01/18	650,000	677,424
Cox Communications, Inc., 144A	9.375%	01/15/19	360,000	399,239
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	622,618
SBA Tower Trust, 144A	2.240%	04/15/43	215,000	214,872
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	1,250,000	1,266,788
Verizon Communications, Inc.	2.625%	02/21/20	750,000	763,116
				7,240,131
Utilities - 0.3%
Great Plains Energy, Inc.	2.500%	03/09/20	410,000	414,130

Total Corporate Bonds (Cost $57,921,509)				$58,147,414

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (c) (Cost $6,099,674)	6,099,674	$6,099,674

Total Investments at Value - 101.8% (Cost $128,545,450)		$128,849,028

Liabilities in Excess of Other Assets - (1.8%)		(2,256,928)

Net Assets - 100.0%		$126,592,100

144A-
This is a restricted security that is eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933. The total value of such securities is $20,581,569 at May 31, 2017, representing 16.3% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2017.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

CORPORATE BONDS - 94.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 17.7%
APX Group Holdings, Inc.	8.750%	12/01/20	$600,000	$621,750
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	658,000	671,160
AV Homes, Inc., 144A	6.625%	05/15/22	600,000	612,000
Beazer Homes USA, Inc.	8.750%	03/15/22	683,000	763,252
International Game Technology	5.500%	06/15/20	500,000	525,000
Jack Ohio Finance, LLC, 144A	6.750%	11/15/21	650,000	673,563
Jo-Ann Stores Holdings, Inc., 144A	9.750%	10/15/19	250,000	248,750
KB Home	4.750%	05/15/19	600,000	618,000
Lennar Corporation	4.125%	01/15/22	350,000	358,750
MGM Resorts International	6.625%	12/15/21	520,000	583,700
NCL Corporation Ltd., 144A	4.750%	12/15/21	600,000	618,000
Rivers Pittsburgh, L.P., 144A	6.125%	08/15/21	650,000	658,125
Viking Cruises Ltd., 144A	8.500%	10/15/22	700,000	733,250
				7,685,300
Consumer Staples - 3.8%
First Quality Finance Company	4.625%	05/15/21	525,000	522,375
Simmons Foods, Inc., 144A	7.875%	10/01/21	600,000	639,000
Wells Enterprises, Inc., 144A	6.750%	02/01/20	467,000	482,761
				1,644,136
Energy - 13.6%
American Midstream Partners, L.P., 144A	8.500%	12/15/21	600,000	612,000
Enviva Partners, L.P., 144A	8.500%	11/01/21	600,000	636,000
Genesis Energy, L.P.	6.750%	08/01/22	615,000	634,219
Martin Midstream Partners, L.P.	7.250%	02/15/21	500,000	512,500
Natural Resource Partners, L.P.	10.500%	03/15/22	500,000	535,000
NuStar Logistics, L.P.	4.800%	09/01/20	450,000	469,125
Peabody Securities Finance Corporation, 144A	6.000%	03/31/22	575,000	577,875
Rose Rock Midstream, L.P.	5.625%	07/15/22	610,000	613,050
SM Energy Company	6.500%	11/15/21	600,000	606,000
Ultra Resources, Inc., 144A	6.875%	04/15/22	700,000	706,125
				5,901,894
Financials - 17.0%
Ally Financial, Inc.	4.625%	05/19/22	600,000	617,250
Credit Acceptance Corporation	6.125%	02/15/21	650,000	654,875
Curo Financial Technologies Corporation, 144A	12.000%	03/01/22	615,000	648,825
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	500,000	501,412
Fly Leasing Ltd.	6.375%	10/15/21	550,000	574,750
Hub International Ltd., 144A	7.875%	10/01/21	635,000	663,575
Icahn Enterprises, L.P.	5.875%	02/01/22	600,000	614,250
iStar, Inc.	6.000%	04/01/22	575,000	585,063

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.0% (Continued)
Ladder Capital Finance Holdings LLLP, 144A	5.875%	08/01/21	$610,000	$622,200
LMI Aerospace, Inc.	7.375%	07/15/19	515,000	535,600
NewStar Financial, Inc.	7.250%	05/01/20	700,000	717,500
Park Aerospace Holdings Ltd., 144A	5.250%	08/15/22	600,000	629,625
				7,364,925
Health Care - 9.9%
Community Health Systems, Inc.	7.125%	07/15/20	650,000	640,250
HCA, Inc.	6.250%	02/15/21	600,000	655,500
Kindred Healthcare, Inc.	6.375%	04/15/22	600,000	585,000
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	679,113
Select Medical Corporation	6.375%	06/01/21	550,000	562,375
Tenet Healthcare Corporation	8.000%	08/01/20	600,000	610,500
Valeant Pharmaceuticals International, Inc., 144A	6.500%	03/15/22	550,000	577,390
				4,310,128
Industrials - 11.2%
Air Canada, 144A	5.000%	09/15/20	550,000	559,625
CBC Ammo, LLC/CBC Finco, Inc., 144A	7.250%	11/15/21	650,000	654,875
Fiat Chrysler Automobiles N.V.	4.500%	04/15/20	600,000	612,750
GFL Enviromental, Inc., 144A	5.625%	05/01/22	615,000	619,612
Neovia Logistics Services, LLC, 144A (a)	10.000%	04/01/20	331,957	182,576
Shape Technologies Group, 144A	7.625%	02/01/20	550,000	570,625
Techniplas, LLC, 144A	10.000%	05/01/20	550,000	486,062
XPO Logistics, Inc., 144A	6.500%	06/15/22	525,000	557,393
Zachry Holdings, Inc., 144A	7.500%	02/01/20	610,000	632,113
				4,875,631
Information Technology - 2.3%
BCP Singapore VI Cayman Financing Company, 144A	8.000%	04/15/21	400,000	404,000
Dell, Inc., 144A	5.875%	06/15/21	550,000	581,281
				985,281
Materials - 7.5%
Consolidated Energy Finance S.A., 144A (b)	4.986%	06/15/22	750,000	749,337
FBM Finance, Inc., 144A	8.250%	08/15/21	650,000	698,750
First Quantum Minerals Ltd., 144A	7.250%	05/15/22	550,000	566,500
Petra Diamonds Ltd., 144A	7.250%	05/01/22	610,000	632,570
Tecnoglass, Inc., 144A	8.200%	01/31/22	565,000	590,986
				3,238,143

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.3% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 9.9%
Cablevision Systems Corporation	5.875%	09/15/22	$600,000	$622,500
Cequel Communications Holdings I, LLC, 144A	5.125%	12/15/21	600,000	612,000
Clear Channel International BV, 144A	8.750%	12/15/20	600,000	636,000
Digicel Group Ltd., 144A	8.250%	09/30/20	600,000	568,950
Frontier Communications Corporation	8.750%	04/15/22	600,000	561,750
Hughes Satellite Systems Corporation	7.625%	06/15/21	500,000	567,500
Radio One, Inc., 144A	7.375%	04/15/22	700,000	721,000
				4,289,700
Utilities - 1.4%
NRG Energy, Inc.	6.250%	07/15/22	600,000	613,122

Total Corporate Bonds (Cost $39,838,575)				$40,908,260

MONEY MARKET FUNDS - 5.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.67% (c) (Cost $2,159,995)	2,159,995	$2,159,995

Total Investments at Value - 99.3% (Cost $41,998,570)		$43,068,255

Other Assets in Excess of Liabilities - 0.7%		324,579

Net Assets - 100.0%		$43,392,834

144A -
This is a restricted security that is eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933. The total value of such securities is $23,215,004 at May 31, 2017, representing 53.5% of net assets.

(a)	Payment-in-kind bond.
(b)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2017.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,754,844	$-	$5,754,844
U.S. Government Agency Obligations	-	2,304,599	-	2,304,599
Mortgage-Backed Securities	-	23,486,055	-	23,486,055
Municipal Bonds	-	1,457,357	-	1,457,357
Asset-Backed Securities	-	1,459,710	-	1,459,710
Corporate Bonds	-	26,094,757	-	26,094,757
Money Market Funds	1,750,745	-	-	1,750,745
Total	$1,750,745	$60,557,322	$-	$62,308,067

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$4,502,519	$-	$4,502,519
Mortgage-Backed Securities	-	55,084,570	-	55,084,570
Municipal Bonds	-	2,904,699	-	2,904,699
Asset-Backed Securities	-	2,110,152	-	2,110,152
Corporate Bonds	-	58,147,414	-	58,147,414
Money Market Funds	6,099,674	-	-	6,099,674
Total	$6,099,674	$122,749,354	$-	$128,849,028

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,908,260	$-	$40,908,260
Money Market Funds	2,159,995	-	-	2,159,995
Total	$2,159,995	$40,908,260	$-	$43,068,255

As of May 31, 2017, the Funds did not have any transfers into or out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2017:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund

Cost of portfolio investments	$61,411,232	$128,546,712	$41,998,570

Gross unrealized appreciation	$1,096,595	$634,123	$1,307,505
Gross unrealized depreciation	(199,760)	(331,807)	(237,820)

Net unrealized appreciation	$896,835	$302,316	$1,069,685

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration Bond is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities. As of May 31, 2017, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 37.8% and 43.5%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” securities.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are restricted securities under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2017, First Western Short Duration High Yield Credit Fund had 53.5% of the value of its net assets invested in Rule 144A securities.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	July 28, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 28, 2017

*	Print the name and title of each signing officer under his or her signature.